CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Income statement [line items]
Total revenue	$ 18,182	$ 163,267	$ 203,607	$ 97,462
Cost of sales	(13,155)	(114,525)	(134,620)	(69,421)
Gross profit	5,027	48,742	68,987	28,041
Selling, general and administrative expenses	(1,790)	(8,574)	(9,122)	(8,142)
Operating profit	3,237	40,168	59,865	19,899
Bargain purchase gain		49,429
Total other income/(expenses), net	(79)	50,204	246	(7)
Total finance income	74	55	339	236
Total finance cost	(200)	(915)	(284)	(1,943)
Share of profit of equity method investments				3,427
Profit before tax	3,032	89,512	60,166	21,612
Income tax expense	(657)	(7,424)	(13,189)	(9,190)
Net profit	2,375	82,088	46,977	12,422
Other comprehensive income:
Foreign currency translation differences	(610)	(1,701)	2,258	8
Changes resulting from actuarial remeasurement of employee benefits oligation	(9)	(33)	(2)	(20)
Other comprehensive income, net of tax	(619)	(1,734)	2,256	(12)
Total comprehensive income	1,756	80,354	49,233	12,410
Net profit attributable to:
Shareholders of the Company	1,867	80,880	44,816	11,647
Non-controlling interests	508	1,208	2,161	775
Total comprehensive income attributable to:
Shareholders of the Company	1,310	79,184	46,860	11,602
Non-controlling interests	446	$ 1,170	$ 2,373	$ 808
Basic weighted-average shares outstanding		36,900,000	37,822,500	15,000
Diluted weighted-average shares outstanding		36,900,000	37,822,500	15,000
Basic earnings per share (as adjusted)		$ 2.19	$ 1.18	$ 5,291.07
Diluted earnings per share (as adjusted)		$ 2.19	$ 1.18	$ 5,291.07
Third parties
Income statement [line items]
Total revenue	16,967	$ 163,267	$ 203,607	$ 93,734
Cost of sales	(13,080)	(114,525)	(134,620)	(68,628)
Total other income/(expenses), net	(108)	775	246	(176)
Total finance income	9	55	339	32
Total finance cost	(38)	(915)	(284)	(184)
Related Parties
Income statement [line items]
Total revenue	1,215			3,728
Cost of sales	(75)			(793)
Total other income/(expenses), net	29			169
Total finance income	65			204
Total finance cost	$ (162)			$ (1,759)